Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue Recognition [Abstract]
Schedule of revenue from contracts with customers
	Year ended December 31,
	2020	2019	2018
Insurance brokerage commissions	$959,299	$2,648,119	$5,375,531
Securities brokerage commissions	1,890,502	2,210,915	2,025,650
Market making commissions and fees	4,940,623	11,056,431	-

Total revenue from contracts with customers	$7,790,424	$15,915,465	$7,401,181

Hong Kong	$2,777,831	$4,859,034	$7,401,181
Cayman Islands	5,012,593	11,056,431	-
	$7,790,424	$15,915,465	$7,401,181